787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA ELECTRONIC FILING

July 31, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Funds IV

BlackRock Systematic Multi-Strategy Fund

Post-Effective Amendment No. 15 under the Securities Act of 1933 and Amendment No. 16 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 333-224371 and File No. 811-23341)

Ladies and Gentlemen:

On behalf of BlackRock Funds IV (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus for a new class of shares of BlackRock Systematic Multi-Strategy Fund (the “Fund”), as well as an updated Statement of Additional Information relating to the Fund. The investment objective, strategies and risks of this new share class of the Fund will be identical to the investment objective, strategies and risks of the existing share classes of the Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

With respect to the Prospectus relating to the Class K Shares (the “Class K Shares Prospectus”) of the Fund, reference is made to Post-Effective Amendment Nos. 1007 and 1014 to the Registration Statement on Form N-1A of the BlackRock FundsSM, on behalf of BlackRock High Equity Income Fund, which was filed on February 21 and April 21, 2020, respectively (together, the “Prior Filings”). While the Fund’s Class K Shares Prospectus and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filings with respect to the following matters:

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    SAN FRANCISCO    CHICAGO    PARIS    LONDON    FRANKFURT     BRUSSELS    MILAN    ROME

Prospectus:

•	Fund Overview
o	Purchase and Sale of Fund Shares
o	Tax Information
o	Payments to Brokers/Dealers and Other Financial Intermediaries
•	Account Information
•	Management of the Fund
o	Valuation of Fund Investments
o	Dividends, Distributions and Taxes
•	General Information

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Elliot J. Gluck at (212) 728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC
Jessica A. Herlihy, Esq., BlackRock, Inc.